SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Concentration of Credit Risk
The Company has not incurred any losses on these uninsured foreign bank accounts, and management believes it is not exposed to any significant credit risk regarding these accounts. Cash balances were as follows at December 31:

	Successor Company 2017	Predecessor Company 2016
Cash in U.S. dollars in U.S. banks	$55,375,471	$34,437,494
Cash in foreign banks and foreign currency	3,774,454	3,159,019
Petty cash	5,693	4,583
	$59,155,618	$37,601,096